Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Short term employee benefits	£ 782	£ 677	£ 668
Post-employment benefits	11	21	21
Management Personnal Compensation	1,024	720	742
Director [Member]
IfrsStatementLineItems [Line Items]
Short term employee benefits	287	252	238
Post-employment benefits
Management Personnal Compensation	£ 287	£ 252	£ 238